UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2010




[LOGO OF USAA]
   USAA(R)















                                     [GRAPHIC OF USAA TAX EXEMPT LONG-TERM FUND]


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       SEMIANNUAL REPORT
       USAA TAX EXEMPT LONG-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2010

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is 10 years or more.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

  Portfolio of Investments                                                   19

  Notes to Portfolio of Investments                                          35

  Financial Statements                                                       37

  Notes to Financial Statements                                              40

EXPENSE EXAMPLE                                                              53

ADVISORY AGREEMENT                                                           55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"GIVEN THE SLUGGISHNESS OF THE ECONOMIC
RECOVERY, IT MAKES SENSE TO ME THAT                [PHOTO OF DANIEL S. McNAMARA]
INVESTORS MIGHT CONTINUE REBUILDING THEIR
BOND PORTFOLIOS."
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NOVEMBER 2010

In April, when the six-month reporting period began, optimism pervaded the markets. Buoyed by news that the U.S. economy grew during the third and fourth quarters of 2009, many observers believed that the worst of the recession was over. In fact, the National Bureau of Economic Research subsequently determined that the recession had ended in June 2009. Improving economic conditions suggested that the Federal Reserve could even start raising over-night interest rates later in the year.

However, as the spring progressed, concerns over the recovery's sustainability began to surface and investor sentiment grew more cautious. Previous economic strength appeared to have been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

The European debt crisis and its potential impact on European banks further undermined investor confidence. A host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico -- sparked a broad flight to quality that continued for most of the reporting period. As yields declined, bond prices rose. (Bond prices and yields move in opposite directions.)

The rally in U.S. Treasuries and the decline in yields fueled speculation about a "bond bubble." In a bubble, investors tend to misallocate their capital -- as they did during the frenzy over dot.com stocks. But while I expect yields to eventually rise from current levels, I do not think the

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2  | USAA TAX EXEMPT LONG-TERM FUND

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bond market is experiencing a bubble. Given the sluggishness of the economic recovery, it makes sense to me that investors might continue rebuilding their bond portfolios. According to our research, American households hold a smaller percentage of bonds on their balance sheets today than they did 50 years ago.

Meanwhile, tax-exempt bonds performed well during the reporting period. Municipal bonds remain attractive compared to taxable alternatives. Tax-exempt interest may be more valuable in the coming years if the U.S. government increases tax rates to combat the rising budget deficit. Despite the media chatter about the fiscal challenges of state and local governments, municipal bonds continue to be high-quality investments. Many of these governments are working hard to address their budget shortfalls by raising revenues, reducing services, and renegotiating their long-term commitments with their employees. In fact, two of the three ratings agencies upgraded tens of thousands of municipal securities during the reporting period as they recalibrated their municipal ratings scales to make them more comparable to their corporate ratings scales. Although I consider this an acknowledgment that municipal issuers default less often than corporations, USAA Investment Management Company never invests based on ratings alone. We conduct our own credit analysis with a focus on income generation and on whether our shareholders will be adequately compensated for risk they are taking.

In the months ahead, rest assured we will continue to follow our disciplined, research-based approach. Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

JOHN BONNELL, CFA                                        [PHOTO OF JOHN BONNELL]
USAA Investment Management Company

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o  HOW DID THE USAA TAX EXEMPT LONG-TERM FUND (THE FUND SHARES) PERFORM FROM
   APRIL 1, 2010, TO SEPTEMBER 30, 2010?

   The Fund Shares provided a total return of 6.16% versus an average of 5.35% for the 261 funds in the Lipper General Municipal Debt Funds Average. This compares to a 5.65% return for the Lipper General Municipal Debt Funds Index and a 5.51% return for the Barclays Capital Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.76%, compared to the Lipper category average of 3.84%.

o  WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

   The rally in tax-exempt bonds, which began in 2009, continued during the six-month reporting period. Prices rose as institutional and retail investors opted for the quality and tax-exempt income of municipal bonds. Yields declined, causing prices -- which always move in the opposite direction of yields -- to climb. The yield on 30-year tax-exempt AAA general obligation bonds fell from 4.17% on April 1, 2010, to 3.69% on September 30, 2010. Market consensus seemed to favor a slow economic recovery with a prolonged period of low interest rates.

   Refer to pages 12 and 13 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT LONG-TERM FUND

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   Short-term rates remained anchored at record lows. The Federal Reserve (the
   Fed) held the federal funds target rate in a range between zero and 0.25% throughout the reporting period.

   Fueling the rally in municipal bonds was an imbalance between supply and demand. Many state and local governments have taken advantage of a provision in the federal government's stimulus package to issue "Build America Bonds," taxable bonds for which they can receive a 35% subsidy on interest payments. This reduced tax-exempt supply, particularly in the longer-term maturities.

   The ratio between 30-year municipal yields and those of equivalent U.S. Treasuries increased from 89% at the beginning of the reporting period to 100% on September 30, 2010. Although this ratio is lower than the extraordinary 208% posted at the height of the 2008 financial crisis, municipal securities remained attractive relative to taxable fixed income securities.

   States and municipalities experienced a drop in tax revenues during the recession, putting pressure on their budgets. However, most have the resources and ability to make the difficult political decisions necessary to balance their budgets, and many also benefited from the federal government's stimulus spending. The majority of municipal bond issuers continue to have the ability to service their debt.

o  WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

   We focused on buying bonds with attractive risk and return characteristics, seeking to improve the Fund's long-term dividend yield. In the long run, the portfolio's income distribution contributes the majority of its total return (see page 10). Our income approach tilts the portfolio toward bonds in the BBB and A rated categories. This strategy benefited the Fund during the reporting period as tax-exempt securities with these ratings experienced stronger price appreciation than the municipal market as a whole. Our skilled team of analysts helped us identify attractive investment opportunities. In the aftermath of the financial crisis, as credit risk and uncertainty

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

   about bond ratings seem to pervade the tax-exempt market, we continue to do our own credit research.

   As always, we do not invest in bonds that are subject to the federal alternative minimum tax, also known as the "AMT," for individuals.

o  WHAT IS THE OUTLOOK?

   We believe the Fed will hold short-term rates exceptionally low until a recovery is fully underway. As long as inflation remains muted, Fed governors have little incentive to raise short-term rates, and we don't expect an increase until at least the end of 2011. In fact, the Fed has implied it would provide additional stimulus if economic conditions weaken.

   The supply of long-term tax-exempt bonds could remain tight as the federal government seeks to continue the Build America Bonds program beyond 2010. Although municipal budgets will remain under pressure, we do not anticipate a material increase in defaults. During the reporting period, two of the major credit services, Moody's Investors Service and Fitch Ratings Ltd., upgraded tens of thousands of municipal ratings as they placed municipal, corporate, and sovereign credit ratings on an equal footing. As a result, the Fund's average credit rating increased. We consider this change an acknowledgment that municipalities have a much better debt payment record than corporate bond issuers.

   Looking ahead, we see limited potential for additional price appreciation. Shareholders should expect the majority of their return to come from the income provided by the Fund. Furthermore, because of their tax-free yields and strong credit quality, tax-exempt bonds should continue to be attractive. Their appeal may increase if tax rates increase as we expect.

   Thank you for the continued confidence you have placed in us. Rest assured that we will continue working hard to help maximize your Fund's after-tax total return without adding undue risk.

   SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

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6  | USAA TAX EXEMPT LONG-TERM FUND

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FUND RECOGNITION

USAA TAX EXEMPT LONG-TERM FUND SHARES

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
               out of 254 municipal national long-term bond funds
                    for the period ended September 30, 2010:

                                 OVERALL RATING
                                   *  *  *  *

                                     3-YEAR
                                   *  *  *  *
                                out of 254 funds

                                     5-YEAR
                                     *  *  *
                                out of 235 funds

                                     10-YEAR
                                   *  *  *  *
                                out of 204 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund Shares are listed as a Lipper Leader for Expense of 94 funds within the Lipper General Municipal Debt Funds category for the overall period ended September 30, 2010. The Fund Shares received a Lipper Leader rating for Expense among 86 and 71 funds for the five- and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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8  | USAA TAX EXEMPT LONG-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT LONG-TERM FUND SHARES (Ticker Symbol: USTEX)

--------------------------------------------------------------------------------
                                            9/30/10                 3/31/10
--------------------------------------------------------------------------------
Net Assets                              $2,489.0 Million        $2,344.0 Million
Net Asset Value Per Share                   $13.30                   $12.83

LAST 12 MONTHS
Tax-Exempt Dividends Per Share              $0.634                   $0.651
Capital Gain Distributions Per Share        $0.002                   $0.002
Dollar-Weighted Average
Portfolio Maturity(+)                     16.9 Years               15.7 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/10
--------------------------------------------------------------------------------
3/31/10 to 9/30/10              1 Year             5 Years              10 Years
      6.16%*                    6.30%               4.08%                 5.51%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD**                                          EXPENSE RATIO****
--------------------------------------------------------------------------------
    As of 9/30/10
       3.85%                                                       0.45%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2010

--------------------------------------------------------------------------------
                 TOTAL RETURN     =    DIVIDEND RETURN     +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.51%        =         5.00%          +          0.51%
5 Years              4.08%        =         4.96%          +         (0.88)%
1 Year               6.30%        =         5.07%          +          1.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2001-SEPTEMBER 30, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                 ------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
                 ------------------------------------------------------------
9/30/01             10.18%              5.83%                  4.35%
9/30/02              9.25               5.38                   3.87
9/30/03              4.71               4.85                  -0.14
9/30/04              6.02               4.73                   1.29
9/30/05              4.77               4.49                   0.28
9/30/06              4.24               4.51                  -0.27
9/30/07              1.88               4.46                  -2.58
9/30/08             -5.63               4.55                 -10.18
9/30/09             14.62               6.29                   8.33
9/30/10              6.30               5.07                   1.23

                                   [END CHART]

      NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT LONG-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' dividend return for the periods ended 9/30/10, and assuming marginal federal tax
rates of:                             25.00%       28.00%      33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD       DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years         5.00%                 6.67%        6.95%       7.46%      7.69%
5 Years          4.96%                 6.61%        6.88%       7.40%      7.62%
1 Year           5.07%                 6.76%        7.04%       7.57%      7.80%

To match the Fund Shares' closing 30-day SEC yield of 3.85% on 9/30/10:

A FULLY TAXABLE INVESTMENT MUST PAY:   5.13%        5.35%       5.75%      5.92%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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                                                       INVESTMENT OVERVIEW |  11

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TAX EXEMPT            LIPPER GENERAL
               BARCLAYS CAPITAL               LONG-TERM               MUNICIPAL DEBT
             MUNICIPAL BOND INDEX            FUND SHARES                FUNDS INDEX
09/30/00         $10,000.00                  $10,000.00                 $10,000.00
10/31/00          10,109.12                   10,104.13                  10,104.15
11/30/00          10,185.60                   10,199.12                  10,171.19
12/31/00          10,437.26                   10,503.31                  10,433.92
01/31/01          10,540.68                   10,515.66                  10,511.76
02/28/01          10,574.10                   10,611.31                  10,560.82
03/31/01          10,668.87                   10,713.24                  10,649.54
04/30/01          10,553.26                   10,491.65                  10,500.19
05/31/01          10,666.90                   10,628.19                  10,620.29
06/30/01          10,738.27                   10,739.25                  10,708.78
07/31/01          10,897.33                   10,951.40                  10,877.49
08/31/01          11,076.83                   11,145.12                  11,073.15
09/30/01          11,039.67                   11,018.22                  10,981.87
10/31/01          11,171.21                   11,159.01                  11,096.51
11/30/01          11,077.03                   11,061.30                  10,983.19
12/31/01          10,972.24                   10,958.60                  10,866.90
01/31/02          11,162.56                   11,112.58                  11,036.05
02/28/02          11,297.04                   11,260.29                  11,169.94
03/31/02          11,075.65                   11,038.96                  10,957.76
04/30/02          11,292.12                   11,254.84                  11,156.85
05/31/02          11,360.74                   11,330.83                  11,226.22
06/30/02          11,480.87                   11,434.86                  11,334.06
07/31/02          11,628.52                   11,584.79                  11,479.22
08/31/02          11,768.31                   11,738.65                  11,592.05
09/30/02          12,026.07                   12,041.28                  11,839.44
10/31/02          11,826.71                   11,795.16                  11,587.75
11/30/02          11,777.55                   11,739.97                  11,544.92
12/31/02          12,026.07                   12,022.09                  11,804.24
01/31/03          11,995.59                   11,975.79                  11,731.24
02/28/03          12,163.30                   12,190.62                  11,910.12
03/31/03          12,170.58                   12,227.19                  11,890.60
04/30/03          12,250.99                   12,363.59                  11,998.17
05/31/03          12,537.85                   12,679.89                  12,283.83
06/30/03          12,484.56                   12,566.65                  12,219.78
07/31/03          12,047.70                   12,132.44                  11,803.35
08/31/03          12,137.55                   12,263.28                  11,890.26
09/30/03          12,494.39                   12,607.97                  12,239.60
10/31/03          12,431.48                   12,560.40                  12,195.34
11/30/03          12,561.05                   12,724.19                  12,333.75
12/31/03          12,665.05                   12,865.75                  12,434.75
01/31/04          12,737.60                   12,905.62                  12,476.64
02/29/04          12,929.30                   13,164.42                  12,673.01
03/31/04          12,884.27                   13,084.12                  12,599.78
04/30/04          12,579.13                   12,766.69                  12,317.55
05/31/04          12,533.52                   12,747.71                  12,277.78
06/30/04          12,579.13                   12,815.56                  12,319.04
07/31/04          12,744.68                   12,988.23                  12,469.56
08/31/04          13,000.08                   13,261.45                  12,703.09
09/30/04          13,069.09                   13,367.45                  12,776.37
10/31/04          13,181.55                   13,483.29                  12,879.25
11/30/04          13,072.82                   13,361.60                  12,783.31
12/31/04          13,232.47                   13,586.17                  12,949.02
01/31/05          13,356.14                   13,728.36                  13,077.00
02/28/05          13,311.70                   13,682.72                  13,043.58
03/31/05          13,227.75                   13,568.61                  12,945.24
04/30/05          13,436.35                   13,814.20                  13,147.00
05/31/05          13,531.32                   13,930.85                  13,249.39
06/30/05          13,615.27                   14,020.42                  13,331.57
07/31/05          13,553.73                   13,953.41                  13,283.83
08/31/05          13,690.57                   14,102.47                  13,419.67
09/30/05          13,598.36                   14,008.85                  13,324.27
10/31/05          13,515.79                   13,907.80                  13,244.04
11/30/05          13,580.67                   13,958.59                  13,304.30
12/31/05          13,697.45                   14,105.18                  13,428.38
01/31/06          13,734.42                   14,123.20                  13,464.57
02/28/06          13,826.63                   14,245.86                  13,570.29
03/31/06          13,731.27                   14,139.48                  13,492.03
04/30/06          13,726.55                   14,117.34                  13,479.74
05/31/06          13,787.70                   14,179.92                  13,547.80
06/30/06          13,735.79                   14,093.33                  13,493.42
07/31/06          13,899.17                   14,276.22                  13,657.57
08/31/06          14,105.42                   14,494.20                  13,860.60
09/30/06          14,203.53                   14,601.38                  13,956.51
10/31/06          14,292.59                   14,705.24                  14,047.07
11/30/06          14,411.74                   14,863.44                  14,164.74
12/31/06          14,360.82                   14,782.09                  14,113.61
01/31/07          14,324.05                   14,748.40                  14,085.63
02/28/07          14,512.79                   14,941.73                  14,254.18
03/31/07          14,477.01                   14,891.87                  14,217.91
04/30/07          14,519.87                   14,934.51                  14,262.01
05/31/07          14,455.58                   14,860.99                  14,201.11
06/30/07          14,380.67                   14,767.62                  14,122.23
07/31/07          14,492.15                   14,822.49                  14,190.44
08/31/07          14,429.63                   14,592.30                  14,055.07
09/30/07          14,643.15                   14,874.33                  14,255.37
10/31/07          14,708.42                   14,933.16                  14,296.85
11/30/07          14,802.21                   14,940.70                  14,321.03
12/31/07          14,843.30                   14,872.64                  14,308.82
01/31/08          15,030.47                   15,051.83                  14,478.59
02/29/08          14,342.33                   14,156.84                  13,739.21
03/31/08          14,752.27                   14,595.98                  14,105.29
04/30/08          14,924.89                   14,848.58                  14,294.25
05/31/08          15,015.13                   14,990.96                  14,403.19
06/30/08          14,845.66                   14,812.83                  14,210.25
07/31/08          14,902.08                   14,727.12                  14,195.97
08/31/08          15,076.48                   14,872.14                  14,328.54
09/30/08          14,369.46                   14,036.48                  13,568.66
10/31/08          14,222.79                   13,400.37                  13,155.93
11/30/08          14,268.01                   13,263.41                  13,003.42
12/31/08          14,476.03                   13,008.97                  12,956.17
01/31/09          15,005.89                   13,698.33                  13,567.37
02/28/09          15,084.73                   13,811.87                  13,701.54
03/31/09          15,087.49                   13,817.27                  13,653.98
04/30/09          15,388.89                   14,241.53                  14,044.94
05/31/09          15,551.68                   14,702.34                  14,368.14
06/30/09          15,406.00                   14,574.84                  14,221.65
07/31/09          15,663.75                   14,827.28                  14,446.16
08/31/09          15,931.53                   15,193.18                  14,813.44
09/30/09          16,503.28                   16,088.53                  15,567.50
10/31/09          16,156.85                   15,729.79                  15,164.55
11/30/09          16,290.35                   15,746.12                  15,210.71
12/31/09          16,345.40                   15,882.15                  15,353.12
01/31/10          16,430.53                   15,978.39                  15,428.64
02/28/10          16,589.79                   16,119.08                  15,574.16
03/31/10          16,550.07                   16,109.83                  15,585.35
04/30/10          16,751.20                   16,318.63                  15,789.94
05/31/10          16,876.84                   16,418.32                  15,873.17
06/30/10          16,886.87                   16,409.72                  15,853.82
07/31/10          17,097.44                   16,618.24                  16,041.98
08/31/10          17,488.89                   17,051.92                  16,451.73
09/30/10          17,461.56                   17,102.23                  16,465.28

                                   [END CHART]

                       Data from 9/30/00 through 9/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper General Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                      USAA TAX EXEMPT                     LIPPER GENERAL
                   LONG-TERM FUND SHARES            MUNICIPAL DEBT FUNDS AVERAGE
09/30/01                   5.40%                              4.49%
09/30/02                   4.87                               4.19
09/30/03                   4.70                               4.01
09/30/04                   4.52                               3.90
09/30/05                   4.40                               3.80
09/30/06                   4.39                               3.78
09/30/07                   4.60                               3.85
09/30/08                   5.35                               4.29
09/30/09                   5.06                               4.01
09/30/10                   4.76                               3.84

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/01 to 9/30/10.

The Lipper General Municipal Debt Funds Average is an average performance level of all general municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA TAX EXEMPT LONG-TERM FUND ADVISER SHARES (Ticker Symbol: UTELX)


--------------------------------------------------------------------------------
                                                                       9/30/10
--------------------------------------------------------------------------------

Net Assets                                                            $5 Million
Net Asset Value Per Share                                               $13.29


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/10
--------------------------------------------------------------------------------

                             Since Inception 8/1/10

                                     2.77%*


--------------------------------------------------------------------------------
  30-DAY SEC YIELD**                                          EXPENSE RATIO***
--------------------------------------------------------------------------------

   As of 9/30/10                                                   0.85%
       3.52%


*Total returns for less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO IS REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.85%, OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2011. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

14  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 3.52% on 9/30/10, and assuming marginal federal tax
rates of:                             25.00%       28.00%      33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:   4.69%        4.89%       5.25%      5.42%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             USAA TAX EXEMPT            LIPPER GENERAL
                LONG-TERM               MUNICIPAL DEBT            BARCLAYS CAPITAL
           FUND ADVISER SHARES           FUNDS INDEX            MUNICIPAL BOND INDEX
07/31/10       $10,000.00                 $10,000.00                 $10,000.00
08/31/10        10,257.04                  10,255.42                  10,228.95
09/30/10        10,277.14                  10,263.87                  10,212.97

                                   [END CHART]

                       Data from 7/31/10 through 9/30/10.*

                       See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Long-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital Municipal Bond Index and the Lipper General Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

16  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/10
                                (% of Net Assets)

Hospital ................................................................. 23.3%
General Obligation ....................................................... 10.5%
Education ................................................................ 10.4%
Electric Utilities .......................................................  9.2%
Special Assessment/Tax/Fee ...............................................  7.2%
Escrowed Bonds ...........................................................  5.4%
Nursing/CCRC .............................................................  5.2%
Airport/Port .............................................................  4.9%
Buildings ................................................................  3.0%
Toll Roads ...............................................................  2.8%

You will find a complete list of securities that the Fund owns on pages 21-33.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o  PORTFOLIO RATINGS MIX -- 9/30/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         17%
AA                                                                          19%
A                                                                           21%
BBB                                                                         30%
UNRATED                                                                      5%
BELOW INVESTMENT-GRADE                                                       2%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                          6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart.

      Percentages are of the total market value of the Fund's investments.

================================================================================

18  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)  Principal and interest payments are insured by one of the following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance Inc., or XL Capital Assurance.
          Although bond

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

          insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   CCD    Community College District

   EDA    Economic Development Authority

   EDC    Economic Development Corp.

   ETM    Escrowed to final maturity

   IDA    Industrial Development Authority/Agency

   IDB    Industrial Development Board

   IDC    Industrial Development Corp.

   ISD    Independent School District

   PRE    Prerefunded to a date prior to maturity

================================================================================

20  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (92.0%)

            ALABAMA (1.2%)
$ 4,245     Chatom IDB (INS)                                5.00%         8/01/2037           $    4,374
  1,000     Marshall County Health Care Auth.               6.25          1/01/2022                1,034
  1,500     Marshall County Health Care Auth.               5.75          1/01/2032                1,525
  1,150     Marshall County Health Care Auth.               5.75          1/01/2032                1,170
  2,500     Montgomery Medical Clinic Board                 4.75          3/01/2031                2,315
  2,500     Montgomery Medical Clinic Board                 4.75          3/01/2036                2,229
  7,670     Parks System Improvement Corp. (PRE)            5.00          6/01/2020                7,911
  7,805     Parks System Improvement Corp. (PRE)            5.00          6/01/2021                8,051
  2,000     Selma IDB                                       5.80          5/01/2034                2,087
                                                                                              ----------
                                                                                                  30,696
                                                                                              ----------
            ARIZONA (3.1%)
  5,000     Goodyear                                        5.63          7/01/2039                5,136
  7,000     Maricopa County                                 5.00          6/01/2035                7,216
 10,000     Mohave County IDA                               8.00          5/01/2025               11,588
  1,000     Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                        5.50(a)       7/01/2029                  983
  1,500     Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                        5.50(a)       7/01/2030                1,464
  4,000     Pima County IDA                                 5.75          9/01/2029                4,156
  3,000     Pima County IDA(b)                              5.25         10/01/2040                3,033
  3,500     Scottsdale IDA                                  5.25          9/01/2030                3,565
  2,250     Scottsdale IDA (INS)                            5.00          9/01/2035                2,311
 28,500     Univ. Medical Center Corp.                      5.00          7/01/2035               27,748
  2,000     Yavapai County IDA                              5.63          8/01/2033                2,017
  7,500     Yavapai County IDA                              5.63          8/01/2037                7,535
                                                                                              ----------
                                                                                                  76,752
                                                                                              ----------
            ARKANSAS (0.0%)
  1,000     Baxter County                                   4.63          9/01/2028                  939
                                                                                              ----------
            CALIFORNIA (5.4%)
  6,700     Corona-Norco Unified School District (INS)      5.50          8/01/2039                7,186
  2,500     Escondido Union High School District (INS)      5.00          6/01/2037                2,553
  2,000     Golden State Tobacco Securitization (INS)       4.55          6/01/2022                1,943
  5,000     Golden State Tobacco Securitization,
              4.60%, 6/01/2010 (INS)                        4.60          6/01/2023                4,963
  7,000     Health Facilities Financing Auth.               5.00          8/15/2039                7,110
  5,000     Indio Redevelopment Agency                      5.25          8/15/2035                4,861

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$17,025     Inland Empire Tobacco Securitization Auth.,
              5.75%, 12/01/2011                             5.98%(a)      6/01/2026           $   12,229
  2,000     Jurupa Public Finance Auth. (INS)               5.00          9/01/2033                2,051
 15,000     Palomar Pomerado Health                         5.13          8/01/2037               15,324
  9,105     Public Works Board                              5.00         11/01/2029                9,574
  2,610     Public Works Board                              5.00          4/01/2030                2,622
  4,905     San Francisco City and County Redevelopment
              Financing Auth. (INS)                         4.88          8/01/2036                4,626
  3,000     San Marcos Schools Financing Auth. (INS)        5.00          8/15/2040                3,070
  5,000     Southern California Public Power Auth.          5.00          7/01/2040                5,323
 24,700     State                                           4.50          8/01/2030               24,175
  5,000     State                                           5.75          4/01/2031                5,525
  8,100     State                                           5.00          2/01/2032                8,164
  6,000     State                                           5.00         11/01/2032                6,109
  5,000     State                                           5.00         12/01/2032                5,092
  2,500     Victor Elementary School District (INS)         5.13          8/01/2034                2,639
                                                                                              ----------
                                                                                                 135,139
                                                                                              ----------
            COLORADO (2.1%)
  3,500     Denver Convention Center Hotel Auth. (INS)      4.75         12/01/2035                3,037
  1,000     Denver Health and Hospital Auth. (PRE)          6.00         12/01/2023                1,065
  3,730     Denver Health and Hospital Auth. (PRE)          6.00         12/01/2031                3,972
  3,000     Denver Health and Hospital Auth. (PRE)          6.25         12/01/2033                3,630
 15,765     Denver Health and Hospital Auth.                4.75         12/01/2034               13,774
 10,000     E-470 Public Highway Auth. (INS)                5.06(c)       9/01/2035                1,844
  1,000     Eagle Bend Metropolitan District No. 2 (INS)    5.25         12/01/2023                1,017
  4,000     Health Facilities Auth. (INS)                   5.50         12/01/2027                3,913
  3,500     Health Facilities Auth.                         5.00          6/01/2029                3,505
  3,000     Health Facilities Auth.                         5.25          6/01/2031                3,030
  2,000     Health Facilities Auth.                         5.00          6/01/2035                1,945
  2,500     Health Facilities Auth.                         5.25          6/01/2036                2,503
  8,250     State (INS)                                     5.00         11/01/2030                8,614
  2,000     Vista Ridge Metropolitan District (INS)         5.00         12/01/2036                1,487
                                                                                              ----------
                                                                                                  53,336
                                                                                              ----------
            CONNECTICUT (1.6%)
  2,500     Health and Educational Facilities Auth. (INS)   5.13          7/01/2030                2,399
  2,000     Health and Educational Facilities Auth.         5.00          7/01/2035                2,114
 64,950     Mashantucket (Western) Pequot Tribe, acquired
              9/18/1997-12/05/2002; cost $62,996(d),(e)     5.75          9/01/2027               30,667
  1,500     Mashantucket (Western) Pequot Tribe, acquired
              11/07/2001; cost $1,435(d),(e)                5.50          9/01/2028                  709
  7,500     Mashantucket (Western) Pequot Tribe, acquired
              7/19/2006-7/20/2006; cost $7,683(d),(e)       5.50          9/01/2036                3,543
                                                                                              ----------
                                                                                                  39,432
                                                                                              ----------

================================================================================

22  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            DELAWARE (0.2%)
$ 4,000     EDA                                             5.40%         2/01/2031           $    4,196
                                                                                              ----------
            DISTRICT OF COLUMBIA (1.3%)
 10,000     Community Academy Public Charter School,
              Inc. (INS)                                    4.88          5/01/2037                7,779
  7,500     Metropolitan Washington Airports Auth.          5.13         10/01/2034                7,999
  5,000     Metropolitan Washington Airports Auth.          5.00         10/01/2039                5,364
 10,000     Metropolitan Washington Airports Auth.          5.63         10/01/2039               10,948
                                                                                              ----------
                                                                                                  32,090
                                                                                              ----------
            FLORIDA (6.5%)
 15,000     Brevard County School Board (INS)               5.00          7/01/2032               15,287
  5,000     Broward County School Board (INS)               5.00          7/01/2032                5,097
    370     Highlands County Health Facilities Auth. (PRE)  5.25         11/15/2036                  449
  4,380     Highlands County Health Facilities Auth.        5.25         11/15/2036                4,495
  1,725     Hillsborough County IDA                         5.50         10/01/2023                1,772
  4,000     JEA Water & Sewer System                        5.00         10/01/2039                4,262
 11,125     Miami (INS)                                     5.25          7/01/2035               11,568
  4,000     Miami (INS)                                     5.25          7/01/2039                4,128
  6,875     Miami-Dade County                               5.00         10/01/2029                7,175
  2,000     Miami-Dade County                               5.00         10/01/2034                2,126
  2,000     Miami-Dade County                               5.38         10/01/2035                2,108
  5,000     Miami-Dade County                               5.00          7/01/2040                5,155
 22,745     Miami-Dade County                               5.00         10/01/2041               22,932
  2,000     Miami-Dade County School Board (INS)            5.25          2/01/2027                2,201
  5,000     Miami-Dade County School Board (INS)            5.00          5/01/2033                5,123
  2,000     Orange County Health Facilities Auth. (PRE)     5.75         12/01/2027                2,222
  3,000     Orange County Health Facilities Auth.           5.25         10/01/2035                3,063
 10,000     Orange County Health Facilities Auth.           4.75         11/15/2036                9,680
 12,170     Orange County School Board (INS)                5.00          8/01/2031               12,630
  2,000     Orange County School Board (INS)                5.00          8/01/2032                2,086
  8,000     Orange County School Board (INS)                5.50          8/01/2034                8,745
  3,000     Orlando-Orange County Expressway Auth.          5.00          7/01/2035                3,136
 22,130     Seminole Tribe(d)                               5.25         10/01/2027               21,124
  6,000     Volusia County School Board (INS)               5.00          8/01/2031                6,109
                                                                                              ----------
                                                                                                 162,673
                                                                                              ----------
            GEORGIA (1.2%)
 10,000     Burke County Dev. Auth.                         7.00          1/01/2023               12,153
  4,000     Glynn-Brunswick Memorial Hospital Auth.         5.63          8/01/2034                4,100
 10,000     Savannah EDA                                    6.15          3/01/2017               10,792
  1,000     Thomasville Hospital Auth.                      5.25         11/01/2035                1,027
  1,250     Thomasville Hospital Auth.                      5.38         11/01/2040                1,275
                                                                                              ----------
                                                                                                  29,347
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            HAWAII (0.3%)
$ 6,000     State                                           6.50%         7/01/2039           $    6,685
                                                                                              ----------
            IDAHO (0.1%)
  1,500     Health Facilities Auth. (INS)                   5.00          7/01/2035                1,546
                                                                                              ----------
            ILLINOIS (9.2%)
    520     Chicago (INS)                                   5.25          1/01/2029                  543
  5,000     Chicago                                         6.75         12/01/2032                4,971
  3,445     Chicago-O'Hare International Airport (INS)      5.13          1/01/2020                3,495
  3,060     Chicago-O'Hare International Airport (INS)      5.13          1/01/2021                3,103
  2,000     Finance Auth.                                   5.00          4/01/2026                1,901
  5,000     Finance Auth.                                   5.50          8/15/2028                5,227
  2,500     Finance Auth. (INS)                             5.75         11/01/2028                2,684
  5,000     Finance Auth.                                   7.25         11/01/2030                5,842
  4,500     Finance Auth.                                   5.00          4/01/2031                4,231
  7,565     Finance Auth.                                   5.50          4/01/2032                7,689
 17,840     Finance Auth.                                   4.50         11/15/2032               16,059
  5,000     Finance Auth.                                   5.75         10/01/2035                5,139
  9,000     Finance Auth.                                   5.00          4/01/2036                8,226
  3,770     Finance Auth.                                   5.50          4/01/2037                3,788
 20,000     Finance Auth.                                   5.38          8/15/2039               20,274
  1,205     Finance Auth.                                   5.25         10/01/2039                1,237
  9,805     Health Facilities Auth.                         5.50          8/01/2020               10,237
  9,445     Health Facilities Auth.                         5.25          9/01/2024                9,447
  5,030     Health Facilities Auth. (PRE)                   6.85         11/15/2029                5,122
  2,500     Housing Dev. Auth.                              4.85          1/01/2037                2,501
  5,000     Metropolitan Pier and Exposition Auth.,
              5.50%, 6/15/2012 (INS)                        5.50(a)       6/15/2020                5,047
  2,500     Metropolitan Pier and Exposition Auth.,
              5.55%, 6/15/2012 (INS)                        5.55(a)       6/15/2021                2,494
  8,000     Metropolitan Pier and Exposition Auth. (INS)    5.50          6/15/2023                8,563
 23,980     Regional Transportation Auth. (INS)             5.75          6/01/2020               29,135
 37,550     Regional Transportation Auth. (INS)             6.50          7/01/2030               48,657
  3,000     Schaumburg (INS)                                5.25         12/01/2034                3,291
  4,555     State (PRE)                                     5.13          6/15/2019                4,711
  4,071     Village of Gilberts (INS)                       4.75          3/01/2030                4,178
  1,500     Village of Round Lake (INS)                     4.70          3/01/2033                1,523
                                                                                              ----------
                                                                                                 229,315
                                                                                              ----------
            INDIANA (2.4%)
  3,440     Finance Auth.                                   5.00         10/01/2033                3,521
 15,780     Health and Educational Facility
              Financing Auth.                               5.00          2/15/2036               15,779
 16,000     Health and Educational Facility
              Financing Auth.(f)                            5.00          2/15/2039               15,713
  6,000     Indianapolis (INS)                              5.50          1/01/2038                6,669

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24  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 7,500     Rockport (INS)                                  4.63%         6/01/2025           $    7,624
  7,500     St. Joseph County Hospital Auth. (INS) (PRE)    5.63          8/15/2033                7,650
  4,195     Transportation Finance Auth. (PRE)              5.38         12/01/2025                4,232
                                                                                              ----------
                                                                                                  61,188
                                                                                              ----------
            IOWA (0.5%)
  1,000     Finance Auth. (INS)                             5.25          5/15/2021                1,009
  3,495     Finance Auth. (INS)                             5.25          5/15/2026                3,518
  5,000     Finance Auth. (INS)                             4.75         12/01/2031                4,587
  5,000     Finance Auth. (INS)                             5.00         12/01/2039                4,518
                                                                                              ----------
                                                                                                  13,632
                                                                                              ----------
            KANSAS (1.2%)
  9,000     Burlington (INS)                                4.85          6/01/2031                9,171
 12,500     Wyandotte County                                5.00         12/01/2020               13,120
 13,200     Wyandotte County                                6.07(c)       6/01/2021                7,531
                                                                                              ----------
                                                                                                  29,822
                                                                                              ----------
            KENTUCKY (0.7%)
  1,000     Economic Dev. Finance Auth. (INS)               6.00         12/01/2033                1,100
  4,000     Economic Dev. Finance Auth. (INS)               6.00         12/01/2038                4,370
  5,000     Municipal Power Agency (INS)                    5.00          9/01/2037                5,150
  4,000     Ohio County                                     6.00          7/15/2031                4,183
  2,000     Owen County                                     6.25          6/01/2039                2,207
                                                                                              ----------
                                                                                                  17,010
                                                                                              ----------
            LOUISIANA (1.6%)
  3,750     Local Government Environmental Facilities and
              Community Dev. Auth.                          6.50          8/01/2029                3,939
 25,000     Parish of St. John the Baptist                  5.13          6/01/2037               25,147
 10,000     Public Facilities Auth.(b)                      5.00          6/01/2030               10,085
                                                                                              ----------
                                                                                                  39,171
                                                                                              ----------
            MARYLAND (1.0%)
  2,500     EDC                                             6.20          9/01/2022                2,960
  5,000     Health and Higher Educational Facilities Auth.  5.75          1/01/2033                5,131
  6,000     Health and Higher Educational Facilities Auth.  5.75          1/01/2038                6,128
  9,965     Health and Higher Educational Facilities Auth.  4.75          5/15/2042                9,932
                                                                                              ----------
                                                                                                  24,151
                                                                                              ----------
            MASSACHUSETTS (1.1%)
  2,000     Development Finance Agency (INS)                5.25          3/01/2026                2,044
  5,000     Health and Educational Facilities
              Auth. (INS) (PRE)                             5.88         10/01/2029                5,051
 10,000     Health and Educational Facilities Auth.         6.25          7/01/2030               11,154
  3,500     Health and Educational Facilities Auth.         5.00          7/15/2032                3,140
  1,250     Health and Educational Facilities Auth.         5.00          7/01/2033                1,251

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                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$   500     Health and Educational Facilities Auth.         5.00%         7/15/2037           $      437
  5,000     School Building Auth. (INS)                     4.75          8/15/2032                5,274
                                                                                              ----------
                                                                                                  28,351
                                                                                              ----------
            MICHIGAN (0.8%)
 49,395     Building Auth. (INS)                            5.01(c)      10/15/2030               16,076
  3,000     Strategic Fund                                  5.63          7/01/2020                3,415
                                                                                              ----------
                                                                                                  19,491
                                                                                              ----------
            MINNESOTA (1.1%)
  5,625     Chippewa County                                 5.50          3/01/2037                5,631
  7,467     Higher Education Facilities Auth., acquired
              8/28/2006; cost $7,560(d),(e)                 5.43          8/28/2031                7,694
  2,500     Higher Education Facilities Auth.               5.00         10/01/2039                2,638
  3,000     St. Louis Park                                  5.75          7/01/2030                3,179
 10,000     Washington County Housing and
              Redevelopment Auth.                           5.50         11/15/2027                9,634
                                                                                              ----------
                                                                                                  28,776
                                                                                              ----------
            MISSISSIPPI (0.4%)
  1,250     Hospital Equipment and Facilities Auth.         5.25         12/01/2031                1,202
  8,750     Warren County                                   4.80          8/01/2030                8,363
                                                                                              ----------
                                                                                                   9,565
                                                                                              ----------
            MISSOURI (1.7%)
 25,000     Cape Girardeau County IDA                       5.00          6/01/2036               23,388
  1,000     Cape Girardeau County IDA                       5.75          6/01/2039                1,063
  8,000     Cass County                                     5.63          5/01/2038                7,712
  2,000     Dev. Finance Board                              5.00          6/01/2035                1,928
  7,500     Health and Educational Facilities Auth.         5.50         11/15/2033                7,803
                                                                                              ----------
                                                                                                  41,894
                                                                                              ----------
            MONTANA (0.5%)
  6,500     Forsyth (INS)                                   4.65          8/01/2023                6,790
  5,000     Forsyth                                         5.00          5/01/2033                5,247
                                                                                              ----------
                                                                                                  12,037
                                                                                              ----------
            NEBRASKA (0.1%)
  2,250     Douglas County Hospital Auth.                   6.13          8/15/2031                2,441
                                                                                              ----------
            NEVADA (2.3%)
 11,570     Clark County (INS)                              5.25          6/15/2019               12,443
  4,000     Clark County (INS)                              5.00          7/01/2026                4,313
 11,000     Clark County                                    5.13          7/01/2034               11,498
  5,000     Clark County (INS)                              5.25          7/01/2039                5,246
 12,410     Clark County EDC                                5.00          5/15/2029               12,659
 10,420     Truckee Meadows Water Auth. (INS)               4.88          7/01/2034               10,489
                                                                                              ----------
                                                                                                  56,648
                                                                                              ----------

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26  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            NEW JERSEY (1.6%)
$ 3,000     Camden County Improvement Auth.                 5.75%         2/15/2034           $    3,053
  5,000     EDA                                             5.50          6/15/2024                5,012
  6,000     EDA                                             5.75          6/15/2029                5,972
  2,500     EDA                                             5.50          6/15/2031                2,422
 11,500     Health Care Facilities Financing Auth.          5.00          7/01/2029                9,845
 57,630     Health Care Facilities Financing Auth.          5.07(c)       7/01/2032               12,580
                                                                                              ----------
                                                                                                  38,884
                                                                                              ----------
            NEW MEXICO (1.4%)
 32,380     Farmington                                      4.88          4/01/2033               29,868
  5,000     Farmington                                      5.90          6/01/2040                5,201
                                                                                              ----------
                                                                                                  35,069
                                                                                              ----------
            NEW YORK (3.9%)
 21,485     Dormitory Auth.                                 6.00          8/15/2016               24,568
  2,280     Dormitory Auth.                                 5.25          7/01/2024                2,410
  5,000     Dormitory Auth.                                 5.00          7/01/2026                5,162
  2,250     Dormitory Auth.                                 5.25          7/01/2029                2,334
  5,000     Dormitory Auth.                                 5.00          7/01/2036                5,048
 16,130     Liberty Dev. Corp.                              5.25         10/01/2035               17,112
  2,000     Long Island Power Auth.                         5.75          4/01/2039                2,248
      5     New York City                                   5.30         12/01/2018                    5
  5,105     New York City                                   5.88          8/01/2019                5,536
  5,000     New York City                                   5.13         12/01/2028                5,503
  4,160     New York City (PRE)                             5.30         12/01/2018                4,403
  7,500     New York City Transitional Finance Auth.        5.00          1/15/2034                7,924
  1,500     Seneca Nation Indians Capital Improvements
              Auth.(d)                                      5.00         12/01/2023                1,251
 10,000     Triborough Bridge and Tunnel Auth.              5.00         11/15/2031               10,908
  2,000     Troy Capital Resource Corp.                     5.00          9/01/2030                2,097
                                                                                              ----------
                                                                                                  96,509
                                                                                              ----------
            NORTH CAROLINA (1.1%)
 10,000     Capital Facilities Finance Agency               4.63         11/01/2040               10,024
  3,750     Charlotte-Mecklenberg Hospital Auth.            5.25          1/15/2034                4,023
  5,000     Columbus County Industrial Facilities &
              Pollution Control Financing Auth.             6.25         11/01/2033                5,399
  5,250     State Medical Care Commission                   5.00          7/01/2033                5,063
  4,000     Wake County Industrial Facilities and
              Pollution Control Financing Auth.             5.38          2/01/2017                4,253
                                                                                              ----------
                                                                                                  28,762
                                                                                              ----------
            NORTH DAKOTA (0.4%)
  7,250     Fargo (INS)                                     5.63          6/01/2031                7,313
  2,500     McLean County                                   4.88          7/01/2026                2,588
                                                                                              ----------
                                                                                                   9,901
                                                                                              ----------

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                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            OHIO (1.9%)
$ 6,000     Air Quality Dev. Auth.                          5.70%         8/01/2020           $    6,833
  5,000     Air Quality Dev. Auth. (INS)                    4.80          1/01/2034                5,065
 20,000     Buckeye Tobacco Settlement Financing Auth.      5.88          6/01/2030               16,174
 10,000     Buckeye Tobacco Settlement Financing Auth.      5.75          6/01/2034                7,660
  4,640     Higher Education Facility Commission (INS)      5.00          5/01/2036                4,240
  2,000     Lake County                                     5.63          8/15/2029                2,044
  6,325     Lorain County                                   5.25          2/01/2021                6,327
                                                                                              ----------
                                                                                                  48,343
                                                                                              ----------
            OKLAHOMA (2.5%)
 14,705     Chickasaw Nation(d)                             6.00         12/01/2025               15,802
 13,125     Chickasaw Nation(d)                             6.25         12/01/2032               14,092
  4,500     Municipal Power Auth. (INS)                     4.50          1/01/2047                4,520
  7,500     Norman Regional Hospital Auth. (INS)            5.50          9/01/2023                7,411
  3,100     Norman Regional Hospital Auth.                  5.38          9/01/2029                2,896
  8,695     Norman Regional Hospital Auth.                  5.38          9/01/2036                7,796
  7,600     Norman Regional Hospital Auth.                  5.13          9/01/2037                6,554
  2,675     Tulsa Industrial Auth.                          5.00         10/01/2037                2,736
                                                                                              ----------
                                                                                                  61,807
                                                                                              ----------
            OREGON (0.1%)
  1,815     Keizer                                          5.20          6/01/2031                1,883
                                                                                              ----------
            PENNSYLVANIA (0.6%)
  1,110     Allegheny County IDA                            5.13          9/01/2031                1,034
  7,000     Economic Development Financing Auth.(b)         4.00         10/01/2023                7,006
  1,870     Erie Parking Auth. (INS)                        5.13          9/01/2032                1,973
  2,295     Erie Parking Auth. (INS)                        5.20          9/01/2035                2,398
  3,200     Washington County IDA                           5.00         11/01/2036                3,328
                                                                                              ----------
                                                                                                  15,739
                                                                                              ----------
            RHODE ISLAND (1.2%)
  5,700     EDC (INS)                                       5.00          7/01/2031                5,752
 12,185     EDC (INS)                                       5.00          7/01/2036               12,088
    975     Housing and Mortgage Finance Corp.              6.85         10/01/2024                  977
  9,950     Housing and Mortgage Finance Corp.              4.85          4/01/2033               10,042
                                                                                              ----------
                                                                                                  28,859
                                                                                              ----------
            SOUTH CAROLINA (2.4%)
  5,000     Georgetown County                               5.70          4/01/2014                5,470
  2,250     Greenwood County                                5.38         10/01/2039                2,317
  2,300     Jobs EDA (INS)                                  5.25          2/01/2021                2,308
  3,750     Jobs EDA (INS)                                  5.38          2/01/2026                3,752
 12,580     Jobs EDA (PRE)                                  6.00         11/15/2026               14,008
 12,420     Jobs EDA                                        6.00         11/15/2026               12,931

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28  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$10,000     Jobs EDA (INS)                                  4.60%         4/01/2027           $    9,103
  9,935     Tobacco Settlement Revenue Management Auth.     5.00          6/01/2018                9,944
                                                                                              ----------
                                                                                                  59,833
                                                                                              ----------
            SOUTH DAKOTA (0.3%)
  2,500     Health and Educational Facilities Auth.         5.25         11/01/2027                2,616
  2,500     Health and Educational Facilities Auth.         5.25         11/01/2029                2,623
  3,000     Health and Educational Facilities Auth.         5.25          7/01/2038                3,078
                                                                                              ----------
                                                                                                   8,317
                                                                                              ----------
            TENNESSEE (1.6%)
  4,240     Jackson                                         5.50          4/01/2033                4,366
  3,000     Johnson City Health and Educational
              Facilities Board                              5.50          7/01/2031                3,071
  5,000     Johnson City Health and Educational
              Facilities Board                              5.50          7/01/2036                5,054
  5,605     Shelby County (PRE)                             6.38          9/01/2019                6,235
  9,395     Shelby County (PRE)                             6.38          9/01/2019               10,451
 11,075     Sullivan County Health Educational & Housing
              Facilities Board                              5.25          9/01/2036               10,982
                                                                                              ----------
                                                                                                  40,159
                                                                                              ----------
            TEXAS (19.9%)
 19,500     Bell County Health Facilities Dev. Corp. (ETM)  6.50          7/01/2019               24,660
  1,520     Bexar County                                    5.00          7/01/2033                1,407
  1,795     Bexar County                                    5.00          7/01/2037                1,614
  5,000     Cypress-Fairbanks ISD (NBGA)                    5.00          2/15/2035                5,367
 12,100     Denton ISD (NBGA)                               5.16(c)       8/15/2028                5,185
 13,885     Denton ISD (NBGA)                               5.18(c)       8/15/2029                5,607
 11,220     Denton ISD (NBGA)                               5.20(c)       8/15/2030                4,263
 15,645     Denton ISD (NBGA)                               5.22(c)       8/15/2031                5,597
  7,000     Duncanville ISD (NBGA)                          4.63          2/15/2029                7,349
  2,240     Eagle Mountain-Saginaw ISD (NBGA)               4.50          8/15/2033                2,306
  9,155     Ennis ISD (NBGA)                                4.70(c)       8/15/2034                3,031
  9,155     Ennis ISD (NBGA)                                4.71(c)       8/15/2035                2,886
  9,000     Fort Worth                                      6.00          3/01/2029                9,977
  8,085     Fort Worth                                      6.25          3/01/2033                8,918
  4,120     Guadalupe-Blanco River Auth. (INS)              5.00          5/15/2039                4,165
  3,000     Harlandale ISD (NBGA)                           4.75          8/15/2036                3,121
 20,100     Harris County (PRE)                             4.75         10/01/2031               23,497
  4,900     Harris County                                   4.75         10/01/2031                5,160
  4,000     Harris County Education Facilities Finance
              Corp.                                         5.25         10/01/2029                4,309
  1,500     Harris County Health Facilities Dev. Corp.      7.25         12/01/2035                1,738
  7,000     Harris County IDC                               5.00          2/01/2023                7,434
  2,660     Hopkins County Hospital District                5.75          2/15/2028                2,693

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 2,000     Hopkins County Hospital District                6.00%         2/15/2033          $     2,031
  2,255     Hopkins County Hospital District                6.00          2/15/2038                2,274
 12,500     Houston Airport System                          5.50          7/01/2034               13,738
 22,000     Houston ISD (NBGA)                              5.00          2/15/2033               23,565
  5,000     Irving ISD (NBGA)                               5.38(c)       2/15/2028                2,150
 22,000     Judson ISD (NBGA)(f)                            4.50          2/01/2035               22,554
  7,750     Kerrville Health Facilities Dev. Corp.          5.38          8/15/2035                7,467
  3,000     Laredo CCD (INS)                                5.25          8/01/2035                3,197
 12,700     Lower Colorado River Auth. (INS)                5.00          5/15/2031               12,908
  5,300     Matagorda County                                6.30         11/01/2029                5,904
  4,235     Mesquite Health Facilities Dev. Corp.           5.63          2/15/2035                4,133
 10,945     Midlothian Dev. Auth. (PRE)                     7.88         11/15/2021               11,593
    890     Midlothian Dev. Auth.                           5.13         11/15/2026                  819
  9,175     Midlothian ISD (NBGA)                           5.00          2/15/2034                9,324
 11,500     North Central Health Facilities Dev.
              Corp. (INS)                                   5.25          8/15/2022               11,965
  3,000     North Texas Tollway Auth.                       5.63          1/01/2028                3,269
 15,000     North Texas Tollway Auth.                       5.63          1/01/2033               16,005
  5,000     North Texas Tollway Auth.                       5.63          1/01/2033                5,335
 15,000     North Texas Tollway Auth.                       5.75          1/01/2033               16,148
 12,500     North Texas Tollway Auth.                       5.75          1/01/2040               13,282
  3,195     Northside ISD (NBGA)                            5.13          2/15/2022                3,243
 11,620     Port of Corpus Christi IDC                      5.45          4/01/2027               11,502
  5,490     Red River Education Finance Corp.               4.38          3/15/2027                5,640
  1,000     San Leanna Education Facilities Corp.           5.13          6/01/2026                1,012
  1,815     San Leanna Education Facilities Corp.           5.13          6/01/2027                1,838
  6,025     San Leanna Education Facilities Corp.           4.75          6/01/2032                5,634
  2,395     San Leanna Education Facilities Corp.           5.13          6/01/2036                2,296
  7,205     Schertz - Cibolo - Universal City ISD (NBGA)    5.09(c)       2/01/2033                2,370
  6,200     Schertz - Cibolo - Universal City ISD (NBGA)    5.11(c)       2/01/2035                1,834
  1,100     Tarrant County Cultural Education Facilities
              Finance Corp.                                 6.00         11/15/2026                1,132
  6,315     Tarrant County Cultural Education Facilities
              Finance Corp.                                 5.63         11/15/2027                6,044
  4,000     Tarrant County Cultural Education Facilities
              Finance Corp.                                 6.00         11/15/2036                4,000
 13,000     Tarrant County Cultural Education Facilities
              Finance Corp.                                 5.13          5/15/2037               11,719
  4,000     Tarrant County Cultural Education Facilities
              Finance Corp.                                 5.75         11/15/2037                3,739
  4,000     Transportation Commission                       4.50          4/01/2033                4,131
  4,595     Tyler Health Facilities Dev. Corp. (PRE)        5.75          7/01/2027                5,164
  7,350     Tyler Health Facilities Dev. Corp. (PRE)        6.00          7/01/2027                7,992
 22,000     Tyler Health Facilities Dev. Corp.              5.25         11/01/2032               21,465
 10,000     Tyler Health Facilities Dev. Corp.              5.00          7/01/2033                9,441

================================================================================

30  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 8,585     Tyler Health Facilities Dev. Corp. (PRE)        5.75%         7/01/2033           $    9,648
  2,500     Tyler Health Facilities Dev. Corp.              5.00          7/01/2037                2,316
  5,000     Tyler Health Facilities Dev. Corp.              5.38         11/01/2037                4,892
  1,000     Uptown Dev. Auth.                               5.50          9/01/2029                1,047
 22,620     Veterans' Land Board(f)                         6.25          8/01/2035               24,123
  3,000     Weatherford ISD (NBGA)                          4.83(c)       2/15/2027                1,432
  2,500     Weatherford ISD (NBGA)                          4.84(c)       2/15/2028                1,130
  4,315     Weatherford ISD (NBGA) (PRE)                    5.45          2/15/2030                4,721
  3,105     Weatherford ISD (NBGA)                          5.45          2/15/2030                3,305
  6,360     West Harris County Regional Water Auth. (INS)   4.70         12/15/2030                6,516
                                                                                              ----------
                                                                                                 497,271
                                                                                              ----------
            VIRGINIA (2.4%)
  8,000     Chesterfield County EDA (INS)(b)                5.00         11/01/2042                8,188
 11,280     College Building Auth.                          5.00          6/01/2026               11,087
  5,000     College Building Auth.                          5.00          6/01/2029                4,835
  3,120     College Building Auth.                          5.00          6/01/2036                2,886
    880     College Building Auth. (PRE)                    5.00          6/01/2036                1,052
  1,477     Farms of New Kent Community Dev. Auth.          5.13          3/01/2036                1,092
  8,665     Farms of New Kent Community Dev. Auth.          5.45          3/01/2036                6,653
  2,000     Farms of New Kent Community Dev. Auth.          5.80          3/01/2036                1,595
  1,300     Lewistown Commerce Center Community
              Dev. Auth.(g)                                 5.75          3/01/2017                  962
 10,875     Lewistown Commerce Center Community
              Dev. Auth.(g)                                 6.05          3/01/2027                6,525
  4,500     Peninsula Town Center Community Dev. Auth.      6.45          9/01/2037                4,507
  3,000     Roanoke EDA(b)                                  5.00          7/01/2033                3,070
  5,000     Small Business Financing Auth.                  5.25          9/01/2037                4,971
  3,000     Watkins Centre Community Dev. Auth.             5.40          3/01/2020                2,993
                                                                                              ----------
                                                                                                  60,416
                                                                                              ----------
            WASHINGTON (1.5%)
  7,665     Health Care Facilities Auth. (INS)              5.25         10/01/2021                7,907
 13,030     Health Care Facilities Auth. (INS)              4.75         12/01/2031               11,999
  2,500     Health Care Facilities Auth. (INS)              6.00          8/15/2039                2,752
  5,000     Housing Finance Commission (INS)                6.00          7/01/2029                5,018
  8,730     Snohomish County (INS) (PRE)                    5.13         12/01/2021                9,211
  1,100     Snohomish County (INS) (PRE)                    5.13         12/01/2021                1,161
                                                                                              ----------
                                                                                                  38,048
                                                                                              ----------
            WEST VIRGINIA (0.3%)
  2,000     EDA                                             5.38         12/01/2038                2,049
  2,500     West Virginia Univ. Board of Governors (INS)    5.00         10/01/2027                2,703
  2,500     West Virginia Univ. Board of Governors (INS)    5.00         10/01/2028                2,685
                                                                                              ----------
                                                                                                   7,437
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
            WISCONSIN (0.8%)
$   635     Health & Educational Facilities Auth.           5.38%        10/01/2021           $      652
  5,000     Health & Educational Facilities Auth.           5.75         11/15/2030                5,521
 10,600     Health & Educational Facilities Auth.           5.38          2/15/2034               10,656
  2,500     Health & Educational Facilities Auth.           5.38          8/15/2037                2,677
                                                                                              ----------
                                                                                                  19,506
                                                                                              ----------
            WYOMING (0.5%)
  2,360     Municipal Power Agency                          5.50          1/01/2033                2,535
  2,300     Municipal Power Agency                          5.50          1/01/2038                2,453
  6,000     Sweetwater County                               5.25          7/15/2026                6,556
                                                                                              ----------
                                                                                                  11,544
                                                                                              ----------
            Total Fixed-Rate Instruments
              (cost: $2,280,438)                                                               2,294,610
                                                                                              ----------
            PUT BONDS (1.8%)

            ARIZONA (0.6%)
 12,500     Maricopa County                                 6.00          5/01/2029               13,526
                                                                                              ----------
            FLORIDA (0.2%)
  5,000     Miami-Dade County IDA                           4.00         10/01/2018                5,096
                                                                                              ----------
            INDIANA (0.4%)
  9,000     Rockport                                        6.25          6/01/2025               10,121
                                                                                              ----------
            LOUISIANA (0.4%)
 10,000     Public Facilities Auth.                         7.00         12/01/2038               10,508
                                                                                              ----------
            MICHIGAN (0.2%)
  5,500     Strategic Fund Ltd. (INS)                       4.85          9/01/2030                5,607
                                                                                              ----------
            Total Put Bonds (cost: $42,000)                                                       44,858
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (6.2%)

            ALABAMA (0.3%)
  6,550     Eutaw IDB                                       0.50         12/01/2020                6,550
                                                                                              ----------
            ALASKA (0.4%)
 10,700     Valdez Marine Terminal                          0.33          7/01/2037               10,700
                                                                                              ----------
            CALIFORNIA (1.5%)
  8,545     Association of Bay Area Governments
              (LOC - Allied Irish Banks plc)                2.95          8/01/2031                8,545
 18,055     Association of Bay Area Governments
              (LOC - Allied Irish Banks plc)                2.95          9/01/2037               18,055
  5,600     Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                3.00         12/01/2028                5,600

================================================================================

32  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON           FINAL                  VALUE
(000)       SECURITY                                        RATE           MATURITY                (000)
--------------------------------------------------------------------------------------------------------
$ 6,480     Statewide Communities Dev. Auth.
              (LOC - Allied Irish Banks plc)                2.95%         5/01/2035           $    6,480
                                                                                              ----------
                                                                                                  38,680
                                                                                              ----------
            CONNECTICUT (0.4%)
 10,765     Health and Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                3.50          7/01/2030               10,765
                                                                                              ----------
            FLORIDA (0.2%)
  5,250     Sarasota Manatee Airport Auth.
              (LOC - SunTrust Bank)                         0.38          8/01/2014                5,250
                                                                                              ----------
            GEORGIA (0.7%)
 16,320     Bartow County Dev. Auth.                        0.42         12/01/2032               16,320
                                                                                              ----------
            LOUISIANA (0.2%)
  4,560     Public Facilities Auth.                         0.45          8/01/2050                4,560
                                                                                              ----------
            MICHIGAN (1.1%)
 10,420     Grand Rapids EDC (LOC - Allied Irish
              Banks plc)                                    3.00          4/01/2045               10,420
  5,050     Oakland County EDC (LOC - Allied Irish
              Banks plc)                                    3.00          9/01/2023                5,050
 12,120     Strategic Fund (LOC - Allied Irish
              Banks plc)                                    2.52          5/01/2032               12,120
                                                                                              ----------
                                                                                                  27,590
                                                                                              ----------
            NEW HAMPSHIRE (0.1%)
  2,560     Health & Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                3.00          9/01/2032                2,560
                                                                                              ----------
            OHIO (0.6%)
 15,240     Franklin County (LOC - Allied Irish Banks plc)  2.80          4/01/2035               15,240
                                                                                              ----------
            PENNSYLVANIA (0.0%)
  1,140     Latrobe IDA (LOC - Allied Irish Banks plc)      3.50          6/01/2033                1,140
                                                                                              ----------
            VERMONT (0.3%)
  6,485     Educational and Health Buildings Financing
              Agency (LOC - Allied Irish Banks plc)         3.50          4/15/2033                6,485
                                                                                              ----------
            WISCONSIN (0.4%)
  9,950     Health & Educational Facilities Auth.
              (LOC - Allied Irish Banks plc)                2.20          5/01/2036                9,950
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $155,790)                                    155,790
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,478,228)                                              $2,495,258
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                              VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-          $2,287,123         $7,487      $2,294,610
Put Bonds                                         -              44,858              -          44,858
Variable-Rate Demand Notes                        -             155,790              -         155,790
------------------------------------------------------------------------------------------------------
TOTAL                                            $-          $2,487,771         $7,487      $2,495,258
------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

------------------------------------------------------------------------------------------------------
                                                                                FIXED-RATE INSTRUMENTS
------------------------------------------------------------------------------------------------------
Balance as of March 31, 2010                                                                   $     -
Net realized gain (loss)                                                                             -
Change in net unrealized appreciation/depreciation                                              (2,407)
Net purchases (sales)                                                                                -
Transfers in and/or out of Level 3                                                               9,894
------------------------------------------------------------------------------------------------------
Balance as of September 30, 2010                                                               $ 7,487
------------------------------------------------------------------------------------------------------

For the period ended September 30, 2010, there were no significant transfers of securities between levels 1 and 2. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

Fixed-rate instruments with a value of $7,487,000 were transferred from Level 2 to Level 3 due to market quotations from the pricing services not being determinative of fair value.

================================================================================

34  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (b) At September 30, 2010, the aggregate market value of securities purchased on a delayed delivery basis was $31,381,000, which included when-issued securities of $23,193,000.

   (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

        liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2010, was $42,613,000, which represented 1.7% of the Fund's net assets.

   (f) At September 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (g) Security was fair valued at September 30, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

36  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,478,228)            $2,495,258
  Cash                                                                              253
  Receivables:
     Capital shares sold                                                          1,051
     USAA Investment Management Company (Note 6C)                                     5
     Interest                                                                    32,290
                                                                             ----------
        Total assets                                                          2,528,857
                                                                             ----------
LIABILITIES
  Payables:
     Securities purchased                                                        31,183
     Capital shares redeemed                                                        425
     Dividends on capital shares                                                  2,339
  Accrued management fees                                                           571
  Accrued transfer agent's fees                                                      15
  Other accrued expenses and payables                                               269
                                                                             ----------
        Total liabilities                                                        34,802
                                                                             ----------
           Net assets applicable to capital shares outstanding               $2,494,055
                                                                             ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $2,469,369
  Overdistribution of net investment income                                          (5)
  Accumulated net realized gain on investments                                    7,661
  Net unrealized appreciation of investments                                     17,030
                                                                             ----------
           Net assets applicable to capital shares outstanding               $2,494,055
                                                                             ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $2,489,042/187,211 shares
        outstanding)                                                         $    13.30
                                                                             ==========
     Adviser Shares (net assets of $5,013/377 shares outstanding)            $    13.29
                                                                             ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                $ 63,290
                                                                 --------
EXPENSES
  Management fees                                                   3,072
  Administration and servicing fees:
     Fund Shares                                                    1,807
     Adviser Shares*                                                    1
  Transfer agent's fees:
     Fund Shares                                                      448
  Distribution and service fees (Note 6E):
     Adviser Shares*                                                    1
  Custody and accounting fees:
     Fund Shares                                                      123
  Postage:
     Fund Shares                                                       26
  Shareholder reporting fees:
     Fund Shares                                                       20
  Trustees' fees                                                        5
  Registration fees:
     Fund Shares                                                       32
     Adviser Shares*                                                    5
  Professional fees                                                    74
  Other                                                                23
                                                                 --------
     Total expenses                                                 5,637
  Expenses reimbursed:
     Adviser Shares                                                    (5)
                                                                 --------
        Net expenses                                                5,632
                                                                 --------
NET INVESTMENT INCOME                                              57,658
                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                 6,603
  Change in net unrealized appreciation/depreciation               79,227
                                                                 --------
        Net realized and unrealized gain                           85,830
                                                                 --------
  Increase in net assets resulting from operations               $143,488
                                                                 ========

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited), and year ended March 31, 2010

-------------------------------------------------------------------------------------------

                                                                9/30/2010         3/31/2010
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $   57,658        $  116,794
  Net realized gain on investments                                  6,603             1,386
  Change in net unrealized appreciation/depreciation of
    investments                                                    79,227           218,918
                                                               ----------------------------
    Increase in net assets resulting from operations              143,488           337,098
                                                               ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                   (57,476)         (116,541)
    Adviser Shares*                                                   (24)                -
                                                               ----------------------------
    Total distributions of net investment income                  (57,500)         (116,541)
                                                               ----------------------------
  Net realized gains:
    Fund Shares                                                         -              (279)
                                                               ----------------------------
    Distributions to shareholders                                 (57,500)         (116,820)
                                                               ----------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                      59,060            93,747
  Adviser Shares*                                                   5,000                 -
                                                               ----------------------------
    Increase in net assets from capital share transactions         64,060            93,747
                                                               ----------------------------
  Capital contribution from USAA Transfer Agency Company:
    Fund Shares                                                         -                 1
                                                               ----------------------------
  Net increase in net assets                                      150,048           314,026
NET ASSETS
  Beginning of period                                           2,344,007         2,029,981
                                                               ----------------------------
  End of period                                                $2,494,055        $2,344,007
                                                               ============================
Overdistribution of net investment income:
  End of period                                                $       (5)       $     (163)
                                                               ============================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Long-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Long-Term Fund Shares (Fund Shares) and, effective August 1, 2010, Tax Exempt Long-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

40  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.


================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================
      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in

================================================================================

42  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These fair value methods included using unobservable inputs such as the Manager's assumption of the bond issuer's ability to pay interest and principal in a timely manner, current yields, and any other relevant information related to the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $31,183,000; which included when-issued securities of $23,050,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually

================================================================================

44  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2010, the Fund paid CAPCO facility fees of $3,000, which represents 5.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2010, were $230,130,000 and $243,890,000, respectively.

As of September 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $109,329,000 and $92,299,000, respectively, resulting in net unrealized appreciation of $17,030,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                         SIX-MONTH
                                        PERIOD ENDED             YEAR ENDED
                                         9/30/2010                3/31/2010
--------------------------------------------------------------------------------
                                     SHARES      AMOUNT      SHARES      AMOUNT
                                    --------------------------------------------
FUND SHARES:
Shares sold                          12,191    $ 158,769     19,668    $ 247,591
Shares issued from reinvested
  dividends                           3,280       42,859      6,801       85,441
Shares redeemed                     (10,959)    (142,568)   (18,991)    (239,285)
                                    --------------------------------------------
Net increase from capital share
  transactions                        4,512    $  59,060      7,478    $  93,747
                                    ============================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                             377    $   5,000          -    $       -
Shares issued from reinvested
  dividends                               -            -          -            -
Shares redeemed                           -            -          -            -
                                    --------------------------------------------
Net increase from capital
  share transactions                    377    $   5,000          -    $       -
                                    ============================================

================================================================================

46  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper General Municipal Debt Funds Index over the performance period. The Lipper General Municipal Debt Index tracks the total return performance of the 30 largest funds in the Lipper General Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
-------------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended September 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $3,072,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(303,000) and Adviser Shares of less than $(500). The performance adjustments were (0.03)% for the Fund Shares and less than (0.01)% for the Adviser Shares.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,807,000 and $1,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2010, the Fund reimbursed the Manager $39,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2011, to limit the annual expenses of the Adviser Shares to 0.85% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse

================================================================================

48  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

   the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2010, the Fund incurred reimbursable expenses from the Manager for the Adviser Shares of $5,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $448,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the period ended September 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $1,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2010, USAA and its affiliates owned 377,000 shares, which represent 100% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended September 30, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                 COST TO        NET REALIZED
      SELLER                 PURCHASER          PURCHASER      GAIN TO SELLER
-----------------------------------------------------------------------------
USAA Growth &            USAA Tax Exempt
  Tax Strategy Fund        Long-Term Fund      $1,004,000          $4,000

================================================================================

50  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                            -------------------------------------------------------------------------------------
                                  2010            2010             2009          2008          2007          2006
                            -------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    12.83      $    11.59       $    12.97    $    13.91    $    13.94    $    14.01
                            -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .31             .65              .66           .64           .62           .62
  Net realized and
    unrealized gain (loss)         .47            1.24            (1.35)         (.90)          .11          (.04)
                            -------------------------------------------------------------------------------------
Total from investment
  operations                       .78            1.89             (.69)         (.26)          .73           .58
                            -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.31)           (.65)            (.66)         (.64)         (.62)         (.62)
  Realized capital gains             -            (.00)(a)         (.03)         (.04)         (.14)         (.03)
                            -------------------------------------------------------------------------------------
Total distributions               (.31)           (.65)            (.69)         (.68)         (.76)         (.65)
                            -------------------------------------------------------------------------------------
Net asset value at
  end of period             $    13.30      $    12.83       $    11.59    $    12.97    $    13.91    $    13.94
                            =====================================================================================
Total return (%)*                 6.16           16.59(c)         (5.34)        (1.98)         5.33          4.18
Net assets at end
  of period (000)           $2,489,042      $2,344,007       $2,029,981    $2,303,256    $2,446,313    $2,382,893
Ratios to average
  net assets:**
  Expenses (%)(b)                  .47(d)          .45(c)           .44           .48           .55           .55
  Net investment
    income (%)                    4.78(d)         5.21             5.42          4.71          4.45          4.38
Portfolio turnover (%)              10               8               13            32            36            26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2010, average net assets were $2,403,850,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund
    Shares' expenses paid indirectly decreased the expense ratios as follows:
                                  (.00%)(+)       (.00%)(+)        (.00%)(+)     (.01%)        (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                   PERIOD ENDED
                                                                   SEPTEMBER 30,
                                                                      2010***
                                                                   -------------
Net asset value at beginning of period                                $13.02
                                                                      ------
Income from investment operations:
  Net investment income                                                  .09
  Net realized and unrealized gain                                       .27
                                                                      ------
Total from investment operations                                         .36
                                                                      ------
Less distributions from:
  Net investment income                                                 (.09)
                                                                      ------
Net asset value at end of period                                      $13.29
                                                                      ======
Total return (%)*                                                       2.77
Net assets at end of period (000)                                     $5,013
Ratios to average net assets:**
  Expenses (%)(a),(b)                                                    .85
  Expenses, excluding reimbursements (%)(a),(b)                         1.70
  Net investment income (%)(b)                                          4.21
Portfolio turnover (%)                                                    10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended September 30, 2010, average net assets were $3,451,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010, through September 30, 2010, for Fund Shares or the period of August 1, 2010, through September 30, 2010, for Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                 BEGINNING             ENDING             DURING PERIOD**
                               ACCOUNT VALUE       ACCOUNT VALUE         APRIL 1, 2010* -
                               APRIL 1, 2010     SEPTEMBER 30, 2010     SEPTEMBER 30, 2010
                               -----------------------------------------------------------
FUND SHARES
Actual                           $1,000.00            $1,061.60                $2.43

Hypothetical
  (5% return before expenses)     1,000.00             1,022.71                 2.38

ADVISER SHARES*
Actual                            1,000.00             1,027.70                 1.39

Hypothetical
  (5% return before expenses)     1,000.00             1,006.71                 1.38

 * For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.

** Expenses are equal to the annualized expense ratio of 0.47% for Fund Shares and 0.85% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 59 days/365 days for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 6.16% for Fund Shares and 2.77% for Adviser Shares for the period of April 1, 2010, through September 30, 2010, for Fund Shares and August 1, 2010, through September 30, 2010, for Adviser Shares.

================================================================================

54  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses,

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

56  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was the lowest of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2009, and above the average of its performance universe and lower than its Lipper index for the three- and five-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2009, was in the bottom 50% of its performance universe for the three-year period ended December 31, 2009, and was in the top 50% of its performance universe for the five-year period ended December 31, 2009. The Board took into account management's discussion of the Fund's performance, including its more recent improved performance, and any actions taken with respect to the Fund.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the

================================================================================

58  | USAA TAX EXEMPT LONG-TERM FUND

================================================================================

management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds up to $10 billion in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

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   39596-1110                                (C)2010, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    DECEMBER 2, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 2, 2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    DECEMBER 2, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.